Post-employee benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	22.00%	20.00%
Debt securities, total plan assets fair value percent	62.00%	64.00%
Alternative investments, total plan asset fair value percent	16.00%	16.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 4,000
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	25,530	$ 23,071
Equity securities included in total plan assets	$ 15	$ 8
Equity securities percent included in total plan assets	0.06%	0.03%
Debt securities included in total plan assets	$ 53	$ 68
Debt securities percent included in total plan assets	0.21%	0.30%
Alternative investments included in total plan assets	$ 135	$ 135
Alternative investments percent included in total plan assets	0.53%	0.59%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 219	$ 327
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	2,119	1,804
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,001	1,014
DB pension | Real estate
Disclosure of fair value of plan assets [line items]
Alternative investments	948	758
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	91	93
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	1,017	844
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	13,216	12,457
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	4,534	3,770
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,385	$ 2,004
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	20.00%
Debt securities, weighted average target allocation	60.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	40.00%